UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09145

Eaton Vance New York Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	November 30

Date of Reporting Period:	August 31, 2008

Item 1. Schedule of Investments

Eaton Vance New York Municipal Income Trust	as of August 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 170.6%

Principal Amount (000’s omitted)	Security	Value
Cogeneration — 1.3%
$1,150	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,001,639
		$1,001,639
Education — 2.8%
$1,000	Dutchess County Industrial Development Agency, (Marist College), 5.00%, 7/1/20	$1,019,290
1,000	New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	1,024,150
		$2,043,440
Electric Utilities — 5.4%
$2,000	New York Power Authority, 5.25%, 11/15/40	$2,016,640
2,100	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	1,963,122
		$3,979,762
Escrowed/Prerefunded — 1.7%
$200	New York City Industrial Development Agency, (Ohel Children’s Home), Escrowed to Maturity, 6.25%, 8/15/22	$209,942
955	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), Prerefunded to 11/1/09, 7.20%, 11/1/19	1,024,581
		$1,234,523
General Obligations — 9.1%
$6,000	New York City, 5.25%, 9/15/33(1)	$6,096,180
680	Puerto Rico Public Buildings Authority, (Commonwealth Guaranteed), 5.25%, 7/1/29	680,286
		$6,776,466
Health Care-Miscellaneous — 6.4%
$1,115	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$974,276
1,200	New York City Industrial Development Agency, (Ohel Children’s Home), 6.25%, 8/15/22	1,029,132
200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	188,454
50	Suffolk County Industrial Development Agency, (Alliance of LI), Series A, Class H, 7.50%, 9/1/15	51,192
100	Suffolk County Industrial Development Agency, (Alliance of LI), Series A, Class I, 7.50%, 9/1/15	102,384
2,600	Westchester County Industrial Development Agency, (Children’s Village), 5.375%, 3/15/19	2,438,748
		$4,784,186
Hospital — 28.8%
$205	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$206,189
485	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	464,834
1,250	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,213,350
2,500	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,384,000
400	Nassau County Industrial Development Agency, (North Shore Health System), 6.25%, 11/1/21	415,476
2,700	New York City Health and Hospital Corp., (Health Systems), 5.25%, 2/15/17	2,726,946
300	New York City Health and Hospital Corp., (Health Systems), 5.375%, 2/15/26	302,136
1,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	1,372,635
4,000	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/36(1)	4,055,640

$2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	$1,837,560
1,250	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,223,025
415	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	405,368
835	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	817,348
1,250	Oneida County Industrial Development Agency, (St. Elizabeth’s Medical Center), 5.75%, 12/1/19	1,192,125
650	Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	616,739
2,105	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	2,157,120
		$21,390,491
Housing — 17.7%
$2,620	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.20%, 11/1/40	$2,339,607
1,000	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.50%, 11/1/28	970,290
3,555	New York City Housing Development Corp., (Multi-Family Housing), (FNMA), (AMT), 4.60%, 1/15/26	3,091,606
3,125	New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,840,969
1,500	New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,306,455
2,000	New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,696,480
1,000	New York Mortgage Agency, (AMT), 5.125%, 10/1/37	879,360
		$13,124,767
Industrial Development Revenue — 15.6%
$1,000	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	$1,013,010
4,200	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	4,254,684
160	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	162,081
1,500	New York Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	1,481,655
1,000	Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), 4.875%, 7/1/41	956,590
2,500	Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), (AMT), 6.25%, 12/1/34	2,515,850
775	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	711,605
525	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	526,864
		$11,622,339
Insured-Education — 2.0%
$5,460	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/33	$1,510,072
		$1,510,072
Insured-Electric Utilities — 4.0%
$3,000	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	$2,987,160
		$2,987,160
Insured-General Obligations — 2.8%
$1,750	Puerto Rico, (FSA), Variable Rate, 9.32%, 7/1/27(2)(3)	$2,077,985
		$2,077,985
Insured-Hospital — 7.2%
$5,000	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/23(4)	$5,340,650
		$5,340,650
Insured-Lease Revenue/Certificates of Participation — 4.6%
$550	Hudson Infrastructure Corp., (FGIC), 5.00%, 2/15/47	$532,928
3,300	Hudson Infrastructure Corp., (MBIA), 4.50%, 2/15/47	2,869,878
		$3,402,806

Insured-Special Tax Revenue — 8.3%
$1,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$979,740
1,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	978,150
4,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,041,120
19,745	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,413,544
3,380	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	442,645
6,705	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	827,397
4,225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	490,100
		$6,172,696
Insured-Transportation — 11.2%
$6,235	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29	$6,208,314
2,030	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/34	2,097,031
		$8,305,345
Insured-Water and Sewer — 1.2%
$1,000	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$907,490
		$907,490
Lease Revenue/Certificates of Participation — 3.1%
$2,500	New York Transitional Finance Authority, 4.50%, 1/15/38	$2,337,650
		$2,337,650
Other Revenue — 6.9%
$1,285	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,209,134
3,750	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(1)	3,892,200
		$5,101,334
Senior Living/Life Care — 2.2%
$1,450	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,374,600
250	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), 5.00%, 11/1/28	225,060
		$1,599,660
Transportation — 24.8%
$1,700	Metropolitan Transportation Authority, NY, 4.50%, 11/15/37	$1,553,035
3,200	Metropolitan Transportation Authority, NY, 4.50%, 11/15/38	2,923,903
1,900	Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	1,929,308
5,400	Port Authority of New York and New Jersey, 5.375%, 3/1/28(1)	5,837,652
1,190	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	1,109,806
1,000	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	1,044,000
3,000	Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	3,043,590
1,000	Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38	1,014,310
		$18,455,604
Water and Sewer — 3.5%
$2,540	New York Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/37(1)	$2,591,092
		$2,591,092
Total Tax-Exempt Investments — 170.6% (identified cost $130,684,587)		$126,747,157
Other Assets, Less Liabilities — (25.2)%		$(18,703,236)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (45.4)%		$(33,732,243)
Net Assets — 100.0%		$74,311,678

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by New York municipalities. In addition, 12.7% of the Trust’s total investments at August 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2008, 24.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 14.0% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of these securities is $2,077,985 or 2.8% of the Trust’s net assets applicable to common shares.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2008.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at August 31, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/08	127 U.S. Treasury Bond	Short	$(14,941,899)	$(14,898,687)	$43,212

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Net Unrealized Depreciation

Lehman Brothers, Inc.	$3,200,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008 / September 28, 2038	$(77,782)
Merrill Lynch Capital Services, Inc.	5,200,000	5.065	3-month USD-LIBOR-BBA	April 1, 2009 / April 1, 2039	(140,829)
Morgan Stanley Capital Services, Inc.	1,925,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008 / September 10, 2038	(185,010)
					$(403,621)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2008, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$106,167,249
Gross unrealized appreciation	$1,722,275
Gross unrealized depreciation	(5,572,367)
Net unrealized depreciation	$(3,850,092)

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective December 1, 2007. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At August 31, 2008, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 Quoted Prices	$—	$43,212
Level 2 Other Significant Observable Inputs	126,747,157	(403,621)
Level 3 Significant Unobservable Inputs	—	—
Total	$126,747,157	$(360,409)

* Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust held no investments or other financial instruments as of November 30, 2007 whose fair value was determined using Level 3 inputs.

Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing vendor, as derived from such vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on which such contracts trade. Interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 23, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 23, 2008